Tangible and intangible assets (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tangible and intangible assets
Property, land and equipment	SEK 22	SEK 22
Intangible assets	66	101
Total net book value	88	123
Depreciation and impairment during the year according to the Consolidated Statement of Comprehensive Income	SEK (45)	SEK (46)	SEK (98)
Average useful life for intangible assets	5 years